Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Description of property, plant and equipment useful life	The principal annual periods used for this purpose are:

Computer hardware	3 years

Disclosure of changes in accounting estimates
The following table is a summary of the restatement:

Financial statement line item	As reported	Adjustment for the change in accounting policy	As adjusted
January 1, 2017	£'000s	£'000s	£'000s

Accumulated loss	28,728	(484)	28,244
Intangible assets - IP R&D	1,469	484	1,953

Disclosure of additional information about leasing activities for lessee

£'000s
Lease commitments (including prepayments) disclosed as at December 31, 2018	600
Less: adjustments relating to prepaid lease payments	(28)
Lease commitments as at December 31, 2018	572
Discounted using the group’s incremental borrowing rate	526
Less: short-term leases recognized on a straight-line basis as expense	(210)
Lease liability recognized as at January 1, 2019	316
The Consolidated Statement of Comprehensive Income includes the following amounts relating to leases:

	Year ended December 31, 2019	Year ended December 31, 2018
	£'000s	£'000s
Depreciation charge of right-of-use assets
Right-of-use assets	(382)	—
	(382)	—

Interest expense (including finance cost)	50	—
Expense relating to short-term leases (included in general and administrative expenses)	78	—